Stock-Based Compensation - Weighted-Average Fair Value Assumptions (Detail) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life (years)	5 years 11 months 23 days	6 years 3 months	6 years 11 days
Risk-free interest rate	1.66%	1.60%	1.47%
Expected stock price volatility	29.00%	30.00%	31.00%
Expected annual dividends per share	1.40	1.40	1.40
Estimated forfeiture rate	1.20%	1.20%	1.20%
Weighted average grant date fair value of options granted during the year	48.88	35.40	19.04